Cash and Cash Equivalents: (Tables)	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents

Note 4.           Cash and Cash Equivalents:

	June 30,	December 31,
	2012	2011
US Treasury bills	$–	$40,000,000
Bank deposits	6,348,782	12,238,554
Money market funds	24,199,842	5,438,816
Total	$30,548,624	$57,677,370